Mid-Cap Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (3.9%)
	Nucor Corp.	91,239	14,265
	Fastenal Co.	209,602	11,453
	LyondellBasell Industries NV Class A	95,143	9,010
	Albemarle Corp.	43,059	7,322
	International Flavors & Fragrances Inc.	93,695	6,387
	CF Industries Holdings Inc.	70,838	6,074
	Avery Dennison Corp.	29,589	5,405
	Newmont Corp.	145,878	5,390
	Celanese Corp. Class A	37,978	4,767
	International Paper Co.	126,772	4,497
	Mosaic Co.	122,051	4,345
	Eastman Chemical Co.	43,438	3,332
	Steel Dynamics Inc.	28,828	3,091
	FMC Corp.	45,702	3,061
	Westlake Corp.	5,848	729
			89,128
Consumer Discretionary (13.0%)
*	Copart Inc.	315,298	13,586
*	Trade Desk Inc. Class A	163,662	12,790
	DR Horton Inc.	111,678	12,002
*	Aptiv plc	103,740	10,228
	Lennar Corp. Class A	90,058	10,107
*	Chipotle Mexican Grill Inc. Class A	5,060	9,269
*	Take-Two Interactive Software Inc.	62,307	8,747
*	Warner Bros Discovery Inc.	804,747	8,740
	Delta Air Lines Inc.	236,045	8,734
	eBay Inc.	195,243	8,608
*	AutoZone Inc.	3,331	8,461
*	Dollar Tree Inc.	76,684	8,163
	Tractor Supply Co.	39,922	8,106
	Genuine Parts Co.	51,534	7,440
*	Royal Caribbean Cruises Ltd.	79,903	7,362
*	Ulta Beauty Inc.	18,065	7,216
	Hilton Worldwide Holdings Inc.	47,985	7,206
*	NVR Inc.	1,138	6,786
	Darden Restaurants Inc.	44,366	6,354
*	Rivian Automotive Inc. Class A	258,884	6,286
	Electronic Arts Inc.	49,727	5,987
	PulteGroup Inc.	80,556	5,965
	Southwest Airlines Co.	218,637	5,919
	Garmin Ltd.	56,118	5,904

		Shares	Market Value ($000)
	Omnicom Group Inc.	72,544	5,403
*	Expedia Group Inc.	50,614	5,217
*	ROBLOX Corp. Class A	176,907	5,123
*	United Airlines Holdings Inc.	119,972	5,075
*	Carnival Corp.	368,783	5,060
	Best Buy Co. Inc.	72,120	5,010
*	Live Nation Entertainment Inc.	59,171	4,914
	Domino's Pizza Inc.	12,888	4,882
	LKQ Corp.	98,033	4,854
	Dollar General Corp.	40,285	4,262
*	CarMax Inc.	58,108	4,110
	Rollins Inc.	106,608	3,980
	News Corp. Class A	179,224	3,595
	MGM Resorts International	96,423	3,545
*	Burlington Stores Inc.	23,761	3,215
	Las Vegas Sands Corp.	63,020	2,889
	Fox Corp. Class A	92,152	2,875
	Pool Corp.	6,796	2,420
	Paramount Global Class B	179,166	2,311
	Interpublic Group of Cos. Inc.	70,529	2,021
	BorgWarner Inc.	43,062	1,738
*	Caesars Entertainment Inc.	37,468	1,737
*,1	Lucid Group Inc.	292,723	1,636
*	Etsy Inc.	22,535	1,455
	Fox Corp. Class B	48,758	1,408
	Warner Music Group Corp. Class A	43,088	1,353
	Endeavor Group Holdings Inc. Class A	55,656	1,108
[1]	Sirius XM Holdings Inc.	211,191	955
	Lennar Corp. Class B	6,899	705
*	Chewy Inc. Class A	34,071	622
	News Corp. Class B	3,475	73
[1]	Paramount Global Class A	2,790	44
			293,561
Consumer Staples (4.9%)
	Corteva Inc.	260,257	13,315
	Cencora Inc.	62,649	11,275
	Kroger Co.	236,965	10,604
	Church & Dwight Co. Inc.	90,274	8,272
	Archer-Daniels-Midland Co.	98,360	7,418
	McCormick & Co. Inc. (Non-Voting)	92,147	6,970
	Brown-Forman Corp. Class B	113,815	6,566
	Walgreens Boots Alliance Inc.	269,372	5,991
	Clorox Co.	45,450	5,957
	Kellogg Co.	94,269	5,610
	Tyson Foods Inc. Class A	104,839	5,293
	Conagra Brands Inc.	175,091	4,801
	J M Smucker Co.	35,521	4,366
	Hormel Foods Corp.	100,077	3,806
	Campbell Soup Co.	70,994	2,917
	Albertsons Cos. Inc. Class A	116,011	2,639
	Lamb Weston Holdings Inc.	26,686	2,467
	Molson Coors Beverage Co. Class B	33,134	2,107
	Brown-Forman Corp. Class A	18,595	1,080
			111,454
Energy (5.5%)
	Hess Corp.	101,390	15,513
	Cheniere Energy Inc.	83,874	13,920

		Shares	Market Value ($000)
	Baker Hughes Co. Class A	370,447	13,084
	Halliburton Co.	296,671	12,015
	Devon Energy Corp.	235,035	11,211
	ONEOK Inc.	164,246	10,418
	Diamondback Energy Inc.	65,610	10,162
	Williams Cos. Inc.	223,186	7,519
	Coterra Energy Inc.	263,230	7,120
*	First Solar Inc.	37,254	6,020
	Marathon Oil Corp.	222,352	5,948
*	Enphase Energy Inc.	47,561	5,714
	EQT Corp.	75,342	3,057
	Texas Pacific Land Corp.	1,125	2,052
			123,753
Financials (12.4%)
	Arthur J Gallagher & Co.	79,067	18,022
	MSCI Inc. Class A	27,561	14,141
	Apollo Global Management Inc.	145,578	13,067
	Ameriprise Financial Inc.	37,641	12,409
	Allstate Corp.	95,945	10,689
*	Arch Capital Group Ltd.	129,995	10,362
	T. Rowe Price Group Inc.	82,286	8,629
	Willis Towers Watson plc	38,462	8,037
	Hartford Financial Services Group Inc.	112,208	7,957
	Discover Financial Services	91,710	7,945
	American International Group Inc.	130,606	7,915
	Broadridge Financial Solutions Inc.	43,340	7,760
	M&T Bank Corp.	60,895	7,700
	State Street Corp.	111,073	7,437
	Nasdaq Inc.	144,240	7,009
	Raymond James Financial Inc.	68,975	6,927
*	Markel Group Inc.	4,625	6,810
	LPL Financial Holdings Inc.	28,002	6,655
	Principal Financial Group Inc.	88,713	6,394
	Fifth Third Bancorp	249,900	6,330
	Prudential Financial Inc.	66,617	6,321
	Ares Management Corp. Class A	59,913	6,163
	FactSet Research Systems Inc.	14,004	6,123
	Cboe Global Markets Inc.	38,738	6,051
	Regions Financial Corp.	344,466	5,925
	Everest Group Ltd.	15,933	5,922
	Cincinnati Financial Corp.	57,578	5,890
	Huntington Bancshares Inc.	531,594	5,529
	Northern Trust Corp.	72,215	5,018
	W R Berkley Corp.	70,768	4,493
	Citizens Financial Group Inc.	164,393	4,406
*	Coinbase Global Inc. Class A	55,819	4,191
	Loews Corp.	66,102	4,185
	Fidelity National Financial Inc.	95,008	3,924
	KeyCorp	342,911	3,690
	Tradeweb Markets Inc. Class A	42,006	3,369
	Interactive Brokers Group Inc. Class A	37,234	3,223
	Brown & Brown Inc.	41,566	2,903
	Franklin Resources Inc.	109,693	2,696
	Equitable Holdings Inc.	63,627	1,806
	Globe Life Inc.	16,503	1,794
	Annaly Capital Management Inc.	90,476	1,702
	MarketAxess Holdings Inc.	6,902	1,475

		Shares	Market Value ($000)
	Corebridge Financial Inc.	58,248	1,150
*	Rocket Cos. Inc. Class A	42,600	348
			280,492
Health Care (10.5%)
*	Centene Corp.	198,647	13,683
*	Dexcom Inc.	142,297	13,276
*	IQVIA Holdings Inc.	63,815	12,556
*	Seagen Inc.	51,650	10,958
*	Veeva Systems Inc. Class A	53,464	10,877
	West Pharmaceutical Services Inc.	27,097	10,167
*	Horizon Therapeutics plc	84,022	9,720
	GE HealthCare Technologies Inc.	141,830	9,650
	Zimmer Biomet Holdings Inc.	76,659	8,603
*	Align Technology Inc.	26,675	8,144
*	Alnylam Pharmaceuticals Inc.	45,865	8,123
	Cardinal Health Inc.	91,981	7,986
	ResMed Inc.	53,965	7,980
*	Illumina Inc.	58,082	7,973
	STERIS plc	36,244	7,953
*	Molina Healthcare Inc.	21,396	7,016
	Baxter International Inc.	185,844	7,014
*	IDEXX Laboratories Inc.	15,234	6,661
	Laboratory Corp. of America Holdings	32,521	6,538
*	Hologic Inc.	89,907	6,240
*	BioMarin Pharmaceutical Inc.	69,078	6,112
	Cooper Cos. Inc.	18,173	5,779
*	Avantor Inc.	248,195	5,232
	Revvity Inc.	45,586	5,046
	Quest Diagnostics Inc.	41,215	5,022
	Viatris Inc.	439,504	4,333
*	Insulet Corp.	25,582	4,080
*	Incyte Corp.	69,790	4,032
	Royalty Pharma plc Class A	139,812	3,794
*	Henry Schein Inc.	47,846	3,553
	Teleflex Inc.	17,218	3,382
*	Bio-Rad Laboratories Inc. Class A	7,476	2,680
*	Charles River Laboratories International Inc.	9,393	1,841
			236,004
Industrials (18.0%)
	Carrier Global Corp.	307,303	16,963
	PACCAR Inc.	191,785	16,306
*	TransDigm Group Inc.	19,231	16,214
	Cintas Corp.	31,728	15,262
	Old Dominion Freight Line Inc.	36,074	14,759
	Verisk Analytics Inc. Class A	53,204	12,569
	AMETEK Inc.	84,643	12,507
	Ferguson plc	74,880	12,316
	Rockwell Automation Inc.	42,132	12,044
	Cummins Inc.	51,953	11,869
	WW Grainger Inc.	16,511	11,423
	United Rentals Inc.	25,049	11,136
	Global Payments Inc.	95,375	11,005
	Quanta Services Inc.	53,269	9,965
	Vulcan Materials Co.	48,749	9,848
	Fortive Corp.	129,132	9,576
	Ingersoll Rand Inc.	148,346	9,453
	Martin Marietta Materials Inc.	22,672	9,306

		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	8,021	8,888
*	Keysight Technologies Inc.	65,232	8,631
	Equifax Inc.	45,024	8,248
	Xylem Inc.	88,360	8,043
	Dover Corp.	51,330	7,161
*	Teledyne Technologies Inc.	17,276	7,059
	Westinghouse Air Brake Technologies Corp.	65,740	6,986
*	FleetCor Technologies Inc.	25,784	6,584
	Jacobs Solutions Inc.	46,223	6,309
	Expeditors International of Washington Inc.	54,288	6,223
	Otis Worldwide Corp.	75,573	6,069
	Fidelity National Information Services Inc.	108,739	6,010
*	Waters Corp.	21,697	5,950
	Ball Corp.	115,661	5,758
	JB Hunt Transport Services Inc.	30,352	5,722
	Textron Inc.	72,725	5,683
	DuPont de Nemours Inc.	75,844	5,657
	TransUnion	70,973	5,095
	Packaging Corp. of America	33,022	5,071
	Snap-on Inc.	19,434	4,957
*	Trimble Inc.	91,207	4,912
	Stanley Black & Decker Inc.	56,275	4,703
	Synchrony Financial	153,218	4,684
*	Zebra Technologies Corp. Class A	18,856	4,460
	Masco Corp.	82,410	4,405
*	BILL Holdings Inc.	36,990	4,016
	Crown Holdings Inc.	44,205	3,911
*	Fair Isaac Corp.	4,326	3,757
	HEICO Corp. Class A	27,597	3,566
	CH Robinson Worldwide Inc.	40,529	3,491
	Howmet Aerospace Inc.	71,738	3,318
	Hubbell Inc. Class B	9,825	3,079
	HEICO Corp.	15,040	2,435
	Jack Henry & Associates Inc.	13,361	2,019
*,1	Symbotic Inc. Class A	4,444	149
			405,530
Real Estate (8.3%)
	Welltower Inc.	190,297	15,589
	Digital Realty Trust Inc.	111,047	13,439
	Realty Income Corp.	260,000	12,984
*	CoStar Group Inc.	149,810	11,519
	VICI Properties Inc. Class A	371,795	10,819
	Extra Space Storage Inc.	77,502	9,423
	AvalonBay Communities Inc.	52,098	8,947
	Weyerhaeuser Co.	268,103	8,220
*	CBRE Group Inc. Class A	107,994	7,976
	SBA Communications Corp. Class A	39,765	7,960
	Equity Residential	132,119	7,757
	Invitation Homes Inc.	224,554	7,116
	Iron Mountain Inc.	107,116	6,368
	Alexandria Real Estate Equities Inc.	63,500	6,356
	Ventas Inc.	147,693	6,222
	Simon Property Group Inc.	57,045	6,163
	Mid-America Apartment Communities Inc.	42,836	5,511
	Sun Communities Inc.	45,680	5,406
	Essex Property Trust Inc.	23,569	4,999
	UDR Inc.	120,721	4,306
	WP Carey Inc.	78,567	4,249

		Shares	Market Value ($000)
	Camden Property Trust	39,121	3,700
	Healthpeak Properties Inc.	200,437	3,680
*	Zillow Group Inc. Class C	56,091	2,589
	Host Hotels & Resorts Inc.	130,363	2,095
	Regency Centers Corp.	33,828	2,011
	Boston Properties Inc.	25,863	1,538
*	Zillow Group Inc. Class A	14,478	649
			187,591
Technology (14.1%)
	Amphenol Corp. Class A	218,736	18,372
	Microchip Technology Inc.	199,625	15,581
*	ON Semiconductor Corp.	158,268	14,711
*	Palantir Technologies Inc. Class A	713,499	11,416
*	Atlassian Corp. Class A	56,236	11,332
	CDW Corp.	49,170	9,921
*	ANSYS Inc.	31,838	9,473
*	Gartner Inc.	27,470	9,439
*	Splunk Inc.	61,542	9,001
*	Datadog Inc. Class A	98,742	8,994
*	HubSpot Inc.	17,432	8,585
	Corning Inc.	281,644	8,582
	Marvell Technology Inc.	157,762	8,540
*	DoorDash Inc. Class A	107,374	8,533
*	MongoDB Inc. Class A	24,601	8,508
	HP Inc.	325,550	8,367
	Hewlett Packard Enterprise Co.	473,892	8,231
	Monolithic Power Systems Inc.	16,655	7,695
*	Fortinet Inc.	122,484	7,187
*	VeriSign Inc.	32,178	6,517
*	Cloudflare Inc. Class A	102,028	6,432
*	Tyler Technologies Inc.	15,448	5,965
*	Akamai Technologies Inc.	55,698	5,934
*	Zoom Video Communications Inc. Class A	84,019	5,876
	NetApp Inc.	77,394	5,873
*	Pinterest Inc. Class A	213,656	5,775
	Skyworks Solutions Inc.	58,519	5,769
	Teradyne Inc.	56,550	5,681
*	EPAM Systems Inc.	21,282	5,442
*	Western Digital Corp.	118,207	5,394
*	Zscaler Inc.	32,147	5,002
	Paycom Software Inc.	18,874	4,893
	Seagate Technology Holdings plc	72,188	4,761
*	Okta Inc. Class A	56,953	4,642
	Bentley Systems Inc. Class B	83,060	4,166
	SS&C Technologies Holdings Inc.	77,264	4,059
*	GoDaddy Inc. Class A	53,792	4,006
*	Match Group Inc.	101,890	3,992
*	Twilio Inc. Class A	63,042	3,690
	Gen Digital Inc.	199,146	3,521
*	Qorvo Inc.	35,874	3,425
*	Snap Inc. Class A	376,098	3,351
*	DocuSign Inc. Class A	74,148	3,114
*	Unity Software Inc.	98,348	3,087
	Leidos Holdings Inc.	25,163	2,319
*	Toast Inc. Class A	71,501	1,339
*	ZoomInfo Technologies Inc. Class A	66,195	1,086
			317,579

			Shares	Market Value ($000)
Telecommunications (1.7%)
		Motorola Solutions Inc.	61,275	16,681
*		Arista Networks Inc.	85,180	15,667
*		Liberty Broadband Corp. Class C	43,771	3,997
*		Roku Inc. Class A	22,734	1,605
*		Liberty Broadband Corp. Class A	6,211	565
				38,515
Utilities (7.4%)
*		PG&E Corp.	895,400	14,443
		Constellation Energy Corp.	117,981	12,869
		Waste Connections Inc.	94,525	12,695
		Consolidated Edison Inc.	126,560	10,825
		Public Service Enterprise Group Inc.	183,133	10,422
		WEC Energy Group Inc.	115,709	9,320
		Edison International	140,608	8,899
		American Water Works Co. Inc.	71,412	8,843
		Eversource Energy	128,083	7,448
		Ameren Corp.	96,314	7,207
		Entergy Corp.	77,594	7,177
		FirstEnergy Corp.	199,887	6,832
		DTE Energy Co.	64,298	6,384
		PPL Corp.	270,512	6,373
		CenterPoint Energy Inc.	231,019	6,203
		Xcel Energy Inc.	101,239	5,793
		CMS Energy Corp.	107,091	5,688
		Alliant Energy Corp.	92,596	4,486
		Evergy Inc.	84,119	4,265
		AES Corp.	246,022	3,740
		NiSource Inc.	151,418	3,737
		Vistra Corp.	67,337	2,234
		Avangrid Inc.	28,345	855
				166,738
Total Common Stocks (Cost $1,920,266)				2,250,345
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $5,774)	5.391%	57,750	5,775
Total Investments (100.0%) (Cost $1,926,040)				2,256,120
Other Assets and Liabilities—Net (0.0%)				794
Net Assets (100%)				2,256,914
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,061,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,237,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	6	540	(17)
E-mini S&P 500 Index	December 2023	13	2,812	(103)
E-mini S&P Mid-Cap 400 Index	December 2023	13	3,276	(95)
				(215)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2023, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.